UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/15

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

-Dreyfus Natural Resources Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
December 31, 2015 (Unaudited)

Common Stocks--95.5%	Shares		Value ($)
Aerospace & Defense--1.4%
Safran	29,380		2,012,144
Airlines--1.8%
Ryanair Holdings, ADR	29,655		2,563,971
Chemicals--4.9%
Albemarle	63,476		3,555,291
Dow Chemical	67,417		3,470,627
			7,025,918
Energy Services--6.6%
Basic Energy Services	389,067	[a,b]	1,042,700
Halliburton	83,309		2,835,838
Schlumberger	41,831		2,917,712
Superior Energy Services	190,545		2,566,641
			9,362,891
Food Products--4.1%
Archer-Daniels-Midland	112,679		4,133,066
Wilmar International	790,300		1,627,917
			5,760,983
Forest Products & Other--4.0%
Owens Corning	68,599		3,226,211
Vulcan Materials	25,645		2,435,506
			5,661,717
Industrials--1.1%
Alfa, Cl. A	813,900		1,611,791
Integrated Energy--19.5%
Galp Energia	472,622		5,478,614
Occidental Petroleum	114,421		7,736,004
Phillips 66	63,417		5,187,511
Saras	1,788,119	[b]	3,425,487
Valero Energy	82,492		5,833,009
			27,660,625
Metals & Mining--13.5%
Alcoa	527,106	[a]	5,202,536

Boliden	178,780		2,964,273
Nucor	134,335		5,413,701
Rio Tinto	171,444		5,531,460
			19,111,970
Oil & Gas Exploration & Production--8.1%
Cabot Oil & Gas	145,980		2,582,386
EOG Resources	50,825		3,597,902
Royal Dutch Shell, Cl. A	238,399		5,356,024
			11,536,312
Oil & Gas Refining & Marketing--2.1%
Anadarko Petroleum	61,500		2,987,670
Oil - E&P--3.1%
Petrofac	157,552		1,845,978
Pioneer Natural Resources	20,756		2,602,387
			4,448,365
Precious Metals & Minerals--6.3%
Franco-Nevada	65,452		2,994,227
Newcrest Mining	365,135	[b]	3,451,640
Newmont Mining	139,802		2,515,038
			8,960,905
Seed & Fertilizer--14.8%
CF Industries Holdings	119,710		4,885,365
K+S	111,541		2,900,062
Monsanto	54,482		5,367,567
Mosaic	117,011		3,228,333
OCI	51,627	[b]	1,270,985
Potash Corp of Saskatchewan	198,593		3,399,912
			21,052,224
Specialty Chemicals--4.2%
LANXESS	65,983		3,037,965
LyondellBasell Industries, Cl. A	33,833		2,940,088
			5,978,053
Total Common Stocks
(cost $159,838,025)			135,735,539

Other Investment--2.8%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $4,017,454)	4,017,454 [c]	4,017,454
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,013,402)	1,013,402 [c]	1,013,402
Total Investments (cost $164,868,881)	99.0%	140,766,395
Cash and Receivables (Net)	1.0%	1,408,644
Net Assets	100.0%	142,175,039

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At December 31, 2015, the value of the fund's securities on loan was $2,158,228 and the value of the collateral held by the fund was $2,218,325, consisting of cash collateral of $1,013,402 and U.S. Government &
Agency securities valued at $1,204,923.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At December 31, 2015, net unrealized depreciation on investments was $24,102,486 of which $2,944,895 related to appreciated investment securities and $27,047,381 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Integrated Energy	19.5
Seed & Fertilizer	14.8
Metals & Mining	13.5
Oil & Gas Exploration & Production	8.1
Energy Services	6.6
Precious Metals & Minerals	6.3
Chemicals	4.9
Specialty Chemicals	4.2
Food Products	4.1
Forest Products & Other	4.0
Money Market Investments	3.5
Oil - E&P	3.1
Oil & Gas Refining & Marketing	2.1

Airlines	1.8
Aerospace & Defense	1.4
Industrials	1.1
99.0

†	Based on net assets.

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	86,263,089	-		-	86,263,089
Equity Securities - Foreign Common Stocks†	5,963,883	43,508,567	††	-	49,472,450
Mutual Funds	5,030,856	-		-	5,030,856

†See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)